OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current		¥ 18,142,302	¥ 17,609,842
Deposits for construction of building-non-current		4,216,666
Other non-current liabilities	$ 3,211,665	¥ 22,358,968	¥ 17,609,842